Share-Based Payments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Share Based Payments Expense [Table Text Block]
	March 31,	March 31,
	2013	2012
	(unaudited)	(unaudited)
Stock option amortization	$164,000	$163,000	(a)
Stock issued for services	79,000	-	(b)
Stock warrants issued for services	108,000	12,000	(c)
	$351,000	$175,000

	2012	2011
Stock option amortization	$766,000	$599,000	(a)
Stock issued for services	572,000	10,000	(b)
Stock warrants issued for services	39,000	25,000
Right to purchase shares	44,000	194,000	(see note 18)
	$1,421,000	$828,000

Stock Option Activity [Table Text Block]
	Options	Weighted Average
	Outstanding	Exercise Price
Approved plan	4,000,000

Outstanding at January 1, 2013	1,585,401	$3.54
Granted	-	-
Exercised	-	-
Canceled	(900)	45.00
Outstanding at March 31, 2013	1,584,501	$3.55

Options exercisable at March 31, 2013 (vested)	1,131,160	$3.30

Options available for issuance	2,415,499

	Options	Weighted Average
	Outstanding	Exercise Price
Approved plan	4,000,000

Outstanding at December 31, 2010	1,285,567	$3.00
Granted	111,333	4.91
Exercised	-	-
Canceled	(13,333)	3.00
Outstanding at December 31, 2011	1,383,567
Granted	227,567	4.48
Exercised	(1,347)	3.80
Canceled	(24,386)	5.38
Outstanding at December 31, 2012	1,585,401	$3.54

Options exercisable at end of period (vested)	1,067,404	$3.32

Options available for issuance	2,414,599

Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
		Weighted Average
		Remaining
	Number	Contractual Life	Weighted Average	Number	Weighted Average
Range of Exercise Prices	Outstanding	(Years)	Exercise Price	Exerciseable	Exercise Price
$3 - $4	1,338,000	7.92	$3.04	1,050,028	$3.04
$4 - $8	243,168	8.70	6.43	77,799	6.60
$8 - $33	0	0	0.00	0	0
$33 - $74	2,000	0.21	33.75	2,000	33.75
$74 - $75	1,333	4.95	75.00	1,333	75.00
	1,584,501	7.85	$3.41	1,131,160	$3.30

		Weighted Average
		Remaining
	Number	Contractual Life	Weighted Average	Number	Weighted Average
Range of Exercise Prices	Outstanding	(Years)	Exercise Price	Exercisable	Exercise Price
$3 - $4	1,338,000	8.17	$3.04	1,000,570	$3.03
$4 - $8	243,167	8.95	6.43	62,601	6.63
$8 - $33	0	0	0.00	0	0
$33 - $34	2,000	0.46	33.75	2,000	33.75
$34 - $45	900	0.20	45.00	900	45.00
$45 - $75	1,333	5.20	75.00	1,333	75.00
	1,585,401	8.09	$3.43	1,067,404	$3.32

Non Vested Shares [Table Text Block]
		Average
		Grant Date
	Options	Fair Value
Non-vested at January 1, 2013	525,396	$3.67
Granted	0	$-
Vested	(64,656)	$3.45
Canceled	(900)	$45.00
Non-vested at March 31, 2013	459,840	$3.62

		Weighted
		Average
		Grant Date
	Options	Fair Value
Non-vested at January 1, 2012	675,209	$3.33
Granted	200,900	4.58
Vested	(336,837)	3.46
Canceled	(20,219)	5.30
Non-vested at December 31, 2012	519,052	$3.66

Warrants Outstanding [Table Text Block]

	March 31,	December 31,
	2013	2012
	(unaudited)
	Number of	Number of
	Warrants	Warrants	Exercise	Expiration
Warants Outstanding	Outstanding	Outstanding	Price	Date
Share Exchange Consulting Warrants ($45.00 exercise price)	-	59,664	$45.00	1/11/2013
2007 Private Placement Broker Warrants ($45.00 exercise price)	-	8,533	$45.00	1/11/2013
2007 Private Placement Investor Warrants ($150.00 exercise price)	-	53,333	$150.00	1/11/2013
July 2010 Sinotop Acquisition Warrants ($45.00 exercise price)	-	17,049	$45.00	1/11/2013
July 2010 Sinotop Acquisition Warrants ($150.00 exercise price)	-	13,333	$150.00	1/11/2013
May 2011 Warner Brothers Warrants ($6.60 excercise price)	200,000	200,000	$6.60	5/11/2016
2011 Service Agreement Warrants ($7.20 exercise price)	23,333	20,000	$7.20	6/15/2016
2012 August Financing Warrants ($4.25 exercise price)	977,063	977,063	$4.25	8/30/2017
2013 Service Agreement Warrants ($2.00 exercise price)	166,667	-	$2.00	2/26/2018
	1,367,063	1,348,975

	2012	2011
	Number of	Number of
	Warrants	Warrants	Exercise	Expiration
Warants Outstanding	Outstanding	Outstanding	Price	Date
Share Exchange Consulting Warrants ($45.00 exercise price)	59,664	59,664	$45.00	1/11/2013
2007 Private Placement Broker Warrants ($45.00 exercise price)	8,533	8,533	$45.00	1/11/2013
2007 Private Placement Investor Warrants ($150.00 exercise price)	53,333	53,333	$150.00	1/11/2013
July 2010 Sinotop Acquisition Warrants ($45.00 exercise price)	17,049	17,049	$45.00	1/11/2013
July 2010 Sinotop Acquisition Warrants ($150.00 exercise price)	13,333	13,333	$150.00	1/11/2013
May 2011 Warner Brothers Warrants ($6.60 exercise price)	200,000	200,000	$6.60	5/11/2016
June 2011 Fidelity Right to Purchase ($6.60 exercise price)	-	75,000	$6.60	12/3/2012
2011 Service Agreement Warrants ($7.20 exercise price)	20,000	6,667	$7.20	6/15/2016
2012 August Financing Warrants ($4.25 exercise price)	977,063	-	$4.25	8/30/2017
	1,348,975	433,579